Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		$ 12,051	$ 9,645	[1]	$ 12,472	[1]	$ 10,357	[1]
Accounts Receivable, Credit Loss Expense (Reversal)	[1]	6,760	356		2,183
Allowance for trade accounts receivable charges to other accounts	[1],[2]	(247)	(327)		1,925
Allowance for trade accounts receivable deductions	[1],[3]	(4,107)	(2,856)		(1,993)
Inventory Valuation Reserves		16,149	19,754		19,639		17,854
Inventory Write-down	[4]	(4,105)	(673)		2,446
Foreign currency translation and other adjustments	[2]	500	788		(661)
Deferred Tax Assets, Valuation Allowance		13,891	13,478		13,596		16,366
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment		(1,927)	(1,653)		209
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction		(987)	(2,520)		(6,514)
Liability for Claims and Claims Adjustment Expense, Property Casualty Liability		23,228	19,742		20,949		$ 22,718
Supplemental Information for Property, Casualty Insurance Underwriters, Paid Claims and Claims Adjustment Expense		6,000	4,456		5,713
Incurred Claims, Property, Casualty and Liability		3,007	1,158		2,563
Incurred Claims, Property, Casualty and Liability		(5,521)	(4,505)		(4,919)
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense		$ 3,327	$ 4,055		$ 3,535

[1]	Net allowance for doubtful accounts and allowance for sales and returns.
[2]	Change in foreign currency exchange rates and acquired reserves.
[3]	Uncollectible accounts written off, net of recoveries.
[4]	Provision for excess and obsolete inventory, net of inventory written off.